Earnings per share - Schedule of Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Net income attributable to owners of the parent company	R$ 44,857	R$ 41,085	R$ 33,105
Minimum non-cumulative dividends on preferred shares	(120)	(120)	(121)
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	(124)	(124)	(123)
Common
Disclosure of classes of share capital [line items]
Net income attributable to owners of the parent company	22,748	20,811	16,754
Retained earnings to be distributed, on a pro rata basis, to common and preferred equity owners:	R$ 22,624	R$ 20,687	R$ 16,631
Weighted average number of outstanding shares (in shares)	5,617,742,977	5,617,742,977	5,617,742,977
Basic earnings per share (in brl per share)	R$ 4.05	R$ 3.70	R$ 2.98
Preferred
Disclosure of classes of share capital [line items]
Net income attributable to owners of the parent company	R$ 22,109	R$ 20,274	R$ 16,351
Retained earnings to be distributed, on a pro rata basis, to common and preferred equity owners:	R$ 21,989	R$ 20,154	R$ 16,230
Weighted average number of outstanding shares (in shares)	5,459,926,630	5,472,801,129	5,482,580,990
Basic earnings per share (in brl per share)	R$ 4.05	R$ 3.70	R$ 2.98